LEASE OBLIGATIONS - Future Minimum Lease Payments (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis of operating lease payments [line items]
Lease obligations	$ 757.7	$ 610.4
2025
Disclosure of maturity analysis of operating lease payments [line items]
Lease obligations	105.6
2026
Disclosure of maturity analysis of operating lease payments [line items]
Lease obligations	180.6
2027
Disclosure of maturity analysis of operating lease payments [line items]
Lease obligations	79.3
2028
Disclosure of maturity analysis of operating lease payments [line items]
Lease obligations	55.5
2029
Disclosure of maturity analysis of operating lease payments [line items]
Lease obligations	42.7
Thereafter
Disclosure of maturity analysis of operating lease payments [line items]
Lease obligations	$ 294.0